Balance Sheets - USD ($)		Sep. 30, 2023	Dec. 31, 2022
ASSETS
Deferred offering costs		$ 95,000	$ 95,000
TOTAL ASSETS		95,000	95,000
Current liabilities:
Total Current Liabilities		156,583	151,326
TOTAL LIABILITIES		156,583	151,326
Commitments and contingencies
Shareholders’ deficit:
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 1,725,000 shares issued and outstanding	[1]	173	173
Additional paid-in capital		24,827	24,827
Accumulated deficit		(86,583)	(81,326)
Total Shareholders’ deficit		(61,583)	(56,326)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		95,000	95,000
Related Party [Member]
Current liabilities:
Promissory note – related party		$ 156,583	$ 151,326

[1]	Includes up to an aggregate of 225,000 ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part.